Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Financial Assets And Liabilities At Fair Value

Financial Assets and Liabilities at Fair Value as of December 31, 2018

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$ 148,676,383	$ -	$ 148,676,383
Short-term money market fund*	11,090,365	-	11,090,365
Exchange-traded futures contracts
Energies	3,514,263	-	3,514,263
Grains	245,745	-	245,745
Interest rates	64,360	-	64,360
Livestock	70	-	70
Metals	(126,038)	-	(126,038)
Softs	79,694	-	79,694
Stock indices	(339,951)	-	(339,951)

Total exchange-traded futures contracts	3,438,143	-	3,438,143

Over-the-counter forward currency contracts	-	297,466	297,466

Total futures and forward currency contracts (2)	3,438,143	297,466	3,735,609

Total financial assets and liabilities at fair value	$ 163,204,891	$ 297,466	$ 163,502,357

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$ 21,603,382
Investments in U.S. Treasury notes			127,073,001
Total investments in U.S. Treasury notes			$ 148,676,383

(2)
Net unrealized appreciation on open futures and forward currency contracts			$ 4,054,099
Net unrealized depreciation on open futures and forward currency contracts			(318,490)
Total net unrealized appreciation on open futures and forward currency contracts			$ 3,735,609

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Financial Assets and Liabilities at Fair Value as of December 31, 2017

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$ 187,647,232	$ -	$ 187,647,232
Short-term money market fund*	22,962,966	-	22,962,966
Exchange-traded futures contracts
Energies	2,301,846	-	2,301,846
Grains	57,255	-	57,255
Interest rates	(1,713,319)	-	(1,713,319)
Livestock	(6,580)	-	(6,580)
Metals	(180,253)	-	(180,253)
Softs	22,364	-	22,364
Stock indices	352,813	-	352,813

Total exchange-traded futures contracts	834,126	-	834,126

Over-the-counter forward currency contracts	-	(3,864,397)	(3,864,397)

Total futures and forward currency contracts (2)	834,126	(3,864,397)	(3,030,271)

Total financial assets and liabilities at fair value	$ 211,444,324	$ (3,864,397)	$ 207,579,927

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$ 43,659,062
Investments in U.S. Treasury notes			143,988,170
Total investments in U.S. Treasury notes			$ 187,647,232

(2)
Net unrealized appreciation on open futures and forward currency contracts			$ 1,183,274
Net unrealized depreciation on open futures and forward currency contracts			(4,213,545)
Total net unrealized depreciation on open futures and forward currency contracts			$ (3,030,271)

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.